Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Reconciliation of Cash and Cash Equivalents, and Restricted Cash

The following is a reconciliation of cash and cash equivalents, and restricted cash reported within the consolidated balance sheets to the consolidated statements of cash flows (in thousands):

	As of December 31,
	2025	2024	2023
Cash and cash equivalents	$107,798	$96,255	$102,512
Restricted cash	850	3,487	3,962
Total cash and cash equivalents, and restricted cash	$108,648	$99,742	$106,474

Schedule of Useful Lives for Depreciable Assets	The useful lives for depreciable assets are as follows:
Buildings	20 – 39 years
Machinery and equipment	3 – 7 years
Computer and software	3 – 5 years
Leasehold improvements	Lesser of lease term or 10 years
Capitalized software	3 – 5 years
Furniture and fixtures	5– 7 years

Schedule of Concentration of Credit Risk and Significant Customers and Vendors	Details of vendors which accounted for 10% or more of total purchases during the year ended December 31, 2025, 2024, and 2023:
	Percentage of total purchases
	for year ended
	December 31,
	2025	2024	2023
Vendor A	6%	12%	14%
Vendor B	15%	11%	13%
Details of vendors which accounted for 10% or more of net receivables as of December 31, 2025 and 2024:
	Percentage of accounts receivable
	as of December 31,
	2025	2024
Vendor A	10%	17%
Vendor B	16%	14%